Vanguard® Intermediate-Term Treasury Index Fund
Schedule of Investments (unaudited)
As of November 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (99.1%)
U.S. Government Securities (99.1%)
	United States Treasury Note/Bond	3.125%	11/15/2028	238	236
	United States Treasury Note/Bond	1.500%	11/30/2028	272	257
	United States Treasury Note/Bond	4.375%	11/30/2028	221	226
	United States Treasury Note/Bond	1.375%	12/31/2028	392,089	367,951
	United States Treasury Note/Bond	3.750%	12/31/2028	396,308	399,187
	United States Treasury Note/Bond	1.750%	1/31/2029	363,604	344,486
	United States Treasury Note/Bond	4.000%	1/31/2029	420,905	426,956
	United States Treasury Note/Bond	2.625%	2/15/2029	414,972	403,820
	United States Treasury Note/Bond	1.875%	2/28/2029	337,916	320,994
	United States Treasury Note/Bond	4.250%	2/28/2029	444,676	454,577
	United States Treasury Note/Bond	2.375%	3/31/2029	366,131	352,973
	United States Treasury Note/Bond	4.125%	3/31/2029	462,795	471,509
	United States Treasury Note/Bond	2.875%	4/30/2029	288,822	282,797
	United States Treasury Note/Bond	4.625%	4/30/2029	487,399	504,496
	United States Treasury Note/Bond	2.375%	5/15/2029	338,352	325,770
	United States Treasury Note/Bond	2.750%	5/31/2029	307,691	299,879
	United States Treasury Note/Bond	4.500%	5/31/2029	484,039	499,430
	United States Treasury Note/Bond	3.250%	6/30/2029	276,264	273,588
	United States Treasury Note/Bond	4.250%	6/30/2029	504,756	516,862
	United States Treasury Note/Bond	2.625%	7/31/2029	287,247	278,271
	United States Treasury Note/Bond	4.000%	7/31/2029	450,116	457,184
	United States Treasury Note/Bond	1.625%	8/15/2029	293,809	274,734
	United States Treasury Note/Bond	6.125%	8/15/2029	38,622	41,965
	United States Treasury Note/Bond	3.125%	8/31/2029	257,273	253,474
	United States Treasury Note/Bond	3.625%	8/31/2029	478,460	479,768
	United States Treasury Note/Bond	3.500%	9/30/2029	449,215	448,408
	United States Treasury Note/Bond	3.875%	9/30/2029	248,702	251,558
	United States Treasury Note/Bond	4.000%	10/31/2029	270,209	274,537
	United States Treasury Note/Bond	4.125%	10/31/2029	509,220	519,762
	United States Treasury Note/Bond	1.750%	11/15/2029	215,513	201,572
	United States Treasury Note/Bond	3.875%	11/30/2029	275,145	278,348
	United States Treasury Note/Bond	4.125%	11/30/2029	497,984	508,411
	United States Treasury Note/Bond	3.875%	12/31/2029	253,168	256,115
	United States Treasury Note/Bond	4.375%	12/31/2029	464,845	479,081
	United States Treasury Note/Bond	3.500%	1/31/2030	242,689	242,063
	United States Treasury Note/Bond	4.250%	1/31/2030	470,958	483,321
	United States Treasury Note/Bond	1.500%	2/15/2030	403,106	370,952
	United States Treasury Note/Bond	4.000%	2/28/2030	728,853	741,152
	United States Treasury Note/Bond	3.625%	3/31/2030	246,589	247,071
	United States Treasury Note/Bond	4.000%	3/31/2030	457,808	465,569
	United States Treasury Note/Bond	3.500%	4/30/2030	241,320	240,566
	United States Treasury Note/Bond	3.875%	4/30/2030	495,623	501,644
	United States Treasury Note/Bond	0.625%	5/15/2030	562,410	494,394
	United States Treasury Note/Bond	6.250%	5/15/2030	47,740	52,853
	United States Treasury Note/Bond	3.750%	5/31/2030	245,140	246,825
	United States Treasury Note/Bond	4.000%	5/31/2030	490,439	498,983
	United States Treasury Note/Bond	3.750%	6/30/2030	272,229	274,101
	United States Treasury Note/Bond	3.875%	6/30/2030	439,567	444,907
	United States Treasury Note/Bond	3.875%	7/31/2030	448,154	453,581
	United States Treasury Note/Bond	4.000%	7/31/2030	251,578	255,941
	United States Treasury Note/Bond	0.625%	8/15/2030	743,294	648,379
	United States Treasury Note/Bond	3.625%	8/31/2030	489,727	490,339
	United States Treasury Note/Bond	4.125%	8/31/2030	254,878	260,663
	United States Treasury Note/Bond	3.625%	9/30/2030	493,668	494,227
	United States Treasury Note/Bond	4.625%	9/30/2030	256,927	268,428
	United States Treasury Note/Bond	3.625%	10/31/2030	485,802	486,295
	United States Treasury Note/Bond	4.875%	10/31/2030	285,681	301,840
	United States Treasury Note/Bond	0.875%	11/15/2030	762,465	668,586
[1]	United States Treasury Note/Bond	3.500%	11/30/2030	487,354	485,108
	United States Treasury Note/Bond	4.375%	11/30/2030	271,408	280,706
	United States Treasury Note/Bond	3.750%	12/31/2030	292,337	294,050
	United States Treasury Note/Bond	4.000%	1/31/2031	285,976	290,891

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	1.125%	2/15/2031	736,888	651,426
	United States Treasury Note/Bond	5.375%	2/15/2031	9,337	10,086
	United States Treasury Note/Bond	4.250%	2/28/2031	286,872	295,276
	United States Treasury Note/Bond	4.125%	3/31/2031	270,012	276,256
	United States Treasury Note/Bond	4.625%	4/30/2031	282,924	296,429
	United States Treasury Note/Bond	1.625%	5/15/2031	767,378	690,880
	United States Treasury Note/Bond	4.625%	5/31/2031	335,183	351,209
	United States Treasury Note/Bond	4.250%	6/30/2031	272,154	280,149
	United States Treasury Note/Bond	4.125%	7/31/2031	272,459	278,664
	United States Treasury Note/Bond	1.250%	8/15/2031	829,775	726,604
	United States Treasury Note/Bond	3.750%	8/31/2031	309,584	310,648
	United States Treasury Note/Bond	3.625%	9/30/2031	312,331	311,257
	United States Treasury Note/Bond	4.125%	10/31/2031	320,552	327,777
	United States Treasury Note/Bond	1.375%	11/15/2031	789,105	691,330
	United States Treasury Note/Bond	4.125%	11/30/2031	310,597	317,585
	United States Treasury Note/Bond	4.500%	12/31/2031	272,042	283,604
	United States Treasury Note/Bond	4.375%	1/31/2032	272,014	281,705
	United States Treasury Note/Bond	1.875%	2/15/2032	741,039	665,169
	United States Treasury Note/Bond	4.125%	2/29/2032	332,068	339,332
	United States Treasury Note/Bond	4.125%	3/31/2032	273,226	279,203
	United States Treasury Note/Bond	4.000%	4/30/2032	327,154	331,959
	United States Treasury Note/Bond	2.875%	5/15/2032	743,022	705,987
	United States Treasury Note/Bond	4.125%	5/31/2032	331,037	338,175
	United States Treasury Note/Bond	4.000%	6/30/2032	259,137	262,801
	United States Treasury Note/Bond	4.000%	7/31/2032	259,899	263,473
	United States Treasury Note/Bond	2.750%	8/15/2032	701,941	659,605
	United States Treasury Note/Bond	3.875%	8/31/2032	307,452	309,314
	United States Treasury Note/Bond	3.875%	9/30/2032	243,178	244,565
	United States Treasury Note/Bond	3.750%	10/31/2032	284,748	284,125
	United States Treasury Note/Bond	4.125%	11/15/2032	680,978	695,023
[1]	United States Treasury Note/Bond	3.750%	11/30/2032	306,335	305,617
	United States Treasury Note/Bond	3.500%	2/15/2033	686,018	672,646
	United States Treasury Note/Bond	3.375%	5/15/2033	719,965	698,872
	United States Treasury Note/Bond	3.875%	8/15/2033	783,790	785,260
	United States Treasury Note/Bond	4.500%	11/15/2033	820,593	856,493
	United States Treasury Note/Bond	4.000%	2/15/2034	861,208	868,205
	United States Treasury Note/Bond	4.375%	5/15/2034	859,760	888,978
	United States Treasury Note/Bond	3.875%	8/15/2034	849,720	846,268
	United States Treasury Note/Bond	4.250%	11/15/2034	831,406	850,178
	United States Treasury Note/Bond	4.625%	2/15/2035	822,004	863,522
	United States Treasury Note/Bond	4.250%	5/15/2035	817,357	834,343
	United States Treasury Note/Bond	4.250%	8/15/2035	815,613	831,639
	United States Treasury Note/Bond	4.000%	11/15/2035	292,414	291,957
Total U.S. Government and Agency Obligations (Cost $43,144,055)					43,586,211
				Shares
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2]	Vanguard Market Liquidity Fund (Cost $181,148)	4.024%		1,811,495	181,150
Total Investments (99.5%) (Cost $43,325,203)					43,767,361
Other Assets and Liabilities—Net (0.5%)					225,787
Net Assets (100%)					43,993,148
Cost is in $000.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2025.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of November 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	43,586,211	—	43,586,211
Temporary Cash Investments	181,150	—	—	181,150
Total	181,150	43,586,211	—	43,767,361